                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                   811-3910

Exact name of registrant as specified in charter:     Voyageur Tax Free Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             February 29, 2004

Item 1.    Reports to Stockholders

           The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Minnesota Fund of the Registrant, information on which is included in the following shareholder report.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME











Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE MINNESOTA FUND
















[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS


-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Operations                                        5

  Statements of Changes in Net Assets                             6

  Financial Highlights                                            7

  Notes to Financial Statements                                  11
-------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                     Delaware Tax-Free Minnesota Fund
  OF NET ASSETS                                February 29, 2004 (Unaudited)

                                                        Principal      Market
                                                          Amount       Value
Municipal Bonds - 96.31%
Airport Revenue Bonds - 2.90%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.00% 1/1/22 (AMBAC)                     $ 3,440,000   $ 3,634,429
    Series A 5.25% 1/1/32 (FGIC)                        5,000,000     5,357,450
    Series C 5.25% 1/1/32 (FGIC)                        2,000,000     2,142,980
                                                                    -----------
                                                                     11,134,859
                                                                    -----------
City General Obligation Bonds - 0.93%
  Minneapolis Library
    5.00% 12/1/25                                       1,500,000     1,591,065
  St. Peter's Hospital Series A
    5.00% 9/1/24 (MBIA)                                 1,905,000     1,992,687
                                                                    -----------
                                                                      3,583,752
                                                                    -----------
Continuing Care / Retirement Revenue Bonds - 5.14%
  Bloomington Housing & Redevelopment
    Authority Housing Revenue (Senior
    Summerhouse Bloomington Project,
    Presbyterian Homes Housing &
    Assisted Living, Inc.) 6.125% 5/1/35                3,420,000     3,279,951
  Minneapolis Housing Facilities Revenue
    (Augustana Chapel View Project)
    7.00% 4/1/18                                        1,000,000       999,840
  Minnesota Agriculture & Economic
    Development Board Revenue
    (Benedictine Health Systems)
    5.75% 2/1/29                                        1,895,000     1,842,622
  Minnetonka Housing Facilities Revenue
    (Beacon Hill Housing Project,
    Presbyterian Homes & Services)
    7.70% 6/1/25                                        3,225,000     3,249,575
  Oakdale Revenue (Oak Meadows Project,
    Family Resources Development, Inc.)
    7.00% 4/1/27                                        6,800,000     6,814,280
  Rochester Multifamily Revenue
    (Wedum Shorewood Campus)
    6.60% 6/1/36                                        3,535,000     3,529,379
                                                                    -----------
                                                                     19,715,647
                                                                    -----------
Corporate-Backed Revenue Bonds - 4.54%
  Cloquet Pollution Control Revenue
    (Potlatch Corp. Projects)
    5.90% 10/1/26                                       6,500,000     6,245,915
  International Falls Pollution
    Control Revenue
    (Boise Cascade Corp. Project)
    6.85% 12/1/29 (AMT)                                   500,000       518,475
  Sartell Environmental Improvement
    Revenue (International Paper)
    Series A 5.20% 6/1/27                               5,465,000     5,636,820
  Seaway Port Authority of Duluth
    Industrial Development Dock & Wharf
    Revenues (Cargill, Inc. Project)
    Series E 6.125% 11/1/14                             4,500,000     4,991,265
                                                                    -----------
                                                                     17,392,475
                                                                    -----------
Dedicated Tax & Fees Revenue Bonds - 1.29%
 +Minneapolis Community Development
    Agency Tax Increment Revenue
    6.67% 9/1/09 (MBIA)                                 5,750,000     4,958,858
                                                                    -----------
                                                                      4,958,858
                                                                    -----------

                                                      Principal        Market
                                                        Amount         Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds - 0.34%
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series B 5.50% 1/1/15 (AMBAC)                     $   990,000   $ 1,013,819
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    9.75% 1/1/16 (MBIA)                                   185,000       292,010
                                                                    -----------
                                                                      1,305,829
                                                                    -----------
Higher Education Revenue Bonds - 4.70%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of St. Benedict)
    Series 4-G 6.20% 3/1/16                             1,000,000     1,037,890
    (Hamline University)
    Series 4-I 6.00% 10/1/12                            1,250,000     1,342,888
    (Hamline University)
    Series 4-I 6.00% 10/1/16                            1,790,000     1,888,396
    (St. Catherine College)
    Series 5-N1 5.25% 10/1/22                           1,500,000     1,565,805
    (University of Minnesota)
    Series A 5.50% 7/1/21                               2,000,000     2,351,860
**University of Minnesota,
    Inverse Floater ROLs Series II-R-29
    9.92% 7/1/21                                        5,250,000     7,097,265
    10.43% 7/1/18                                       1,920,000     2,753,894
                                                                    -----------
                                                                     18,037,998
                                                                    -----------
Hospital Revenue Bonds - 15.20%
  Bemidji Hospital Facilities Revenue
    (North County Health Services)
    5.00% 9/1/24 (RADIAN)                                 740,000       768,305
    6.05% 9/1/16                                          600,000       620,580
    6.05% 9/1/24                                        1,825,000     1,869,859
  Maplewood Healthcare Facility Revenue
    (Health East Project) 5.95% 11/15/06                2,200,000     2,201,804
  Marshall Medical Center Gross Revenue
    (Weiner Memorial Medical Center
    Project) 6.00% 11/1/28                              1,000,000     1,010,660
  Minneapolis Health Care System
    Revenue Series A
    (Allina Health System)
    Series A 5.75% 11/15/32                             9,500,000    10,139,445
    (Fairview Health Services)
    5.625% 5/15/32                                     11,025,000    11,714,283
  Minnesota Agricultural & Economic
    Development Board Revenue
    (Fairview Hospital)
    Series A 6.375% 11/15/29                              500,000       550,920
  Rochester Health Care Facilities
    Revenue (Mayo Foundation)
    Series B 5.50% 11/15/27                               700,000       762,146
**Rochester Health Care Facilities
    Revenue (Mayo Foundation),
    Inverse Floater ROLs
    Series II-R-28-A 9.92% 11/15/27                     2,100,000     2,472,876
    Series II-R-28-B 9.92% 11/15/27                     8,375,000     9,862,065
  St. Louis Park Health Care Facilities
    Revenue (Park Nicollet
    Health Services)
    Series B 5.25% 7/1/30                               8,170,000     8,429,479

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)
                                                      Principal        Market
                                                        Amount         Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (Health East Project) Series A
    5.70% 11/1/15                                     $ 1,300,000   $ 1,308,827
    6.625% 11/1/17                                      5,540,000     5,627,144
  Washington County Housing &
    Redevelopment Authority Hospital
    Facilities Revenue (Health East Project)
    5.50% 11/15/27                                      1,000,000       927,200
                                                                    -----------
                                                                     58,265,593
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 4.32%
  Bass Brook Pollution Control Revenue
    (Minnesota Power & Light Co. Project)
    6.00% 7/1/22                                       15,500,000    15,817,750
    6.00% 7/1/22 (MBIA)                                   750,000       760,155
                                                                    -----------
                                                                     16,577,905
                                                                    -----------
Miscellaneous Revenue Bonds - 2.36%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Limited Tax (Common Bond
    Fund) Series 2A 7.125% 12/1/05                        230,000       235,513
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 5.00% 3/1/20                               3,000,000     3,237,300
  Richfield Commercial Development
    Revenue (Richfield Shoppes Project)
    8.375% 10/1/13                                      2,200,000     2,246,376
  St. Cloud Commercial Development
    Revenue (Northwest Center
    Association Project) 7.50% 8/1/12                   3,328,971     3,326,441
                                                                    -----------
                                                                      9,045,630
                                                                    -----------
Multi Family Housing Revenue Bonds - 11.52%
  Austin Housing & Redevelopment
    Authority Housing Gross Revenue
    (Courtyard Residence Project)
    Series A 7.25% 1/1/26                                 500,000       504,750
  Brooklyn Center Multifamily
    Housing Revenue
    (Ponds Family Housing Project-
    Section 8) 5.90% 1/1/20                             1,250,000     1,257,675
    (Shingle Creek)
    5.40% 5/20/43 (AMT)                                 1,000,000     1,043,760
  Carver County Housing & Redevelopment
    Authority Multifamily Revenue
    (Lake Grace Apartments Project)
    Series A 6.00% 7/1/28                               1,435,000     1,461,734
  Dakota County Housing &
    Redevelopment Authority Multifamily
    Housing Revenue (Affordable Housing
    View Pointe Project) 6.125% 11/1/17                 2,475,000     2,352,785
  Eden Prairie Multifamily Housing Revenue
    (Tanager Creek) Series A
    8.05% 6/20/31 (GNMA)                                7,605,000     8,208,304
    (Windslope Apartments Project)
    7.10% 11/1/17                                       1,585,000     1,587,488
  Hopkins Multifamily Housing Revenue
    (Hopkins Renaissance Project-
    Section 8) 6.375%  4/1/20                           1,000,000     1,056,960

                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Multi Family Housing Revenue Bonds (continued)
  Hutchinson Multifamily Housing Revenue
    (Evergreen Apartments Project-
    Section 8) 5.75% 11/1/28                          $   985,000   $   908,278
  Little Canada Multifamily Housing
    Revenue (Housing Alternative
    Development Co. Project) Series A
    6.10% 12/1/17                                       1,400,000     1,387,008
    6.25% 12/1/27                                       2,900,000     2,829,617
  Minneapolis Multifamily Housing Revenue
    (Grant Street Apartments Project)
    Series A 7.25% 11/1/29                                750,000       732,833
       (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                4,000,000     4,171,319
       (Sumner Field) Series A
    (GNMA) (AMT) 5.50% 11/20/26                         1,045,000     1,108,066
       (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               1,915,000     1,876,681
  Park Rapids Multifamily Revenue
    (The Court Apartments Project-
    Section 8) 6.30% 2/1/20                             2,990,000     2,801,630
  St. Cloud Housing & Redevelopment
    Authority Revenue (Sterling Heights
    Apartments Project)
    7.55% 4/1/39 (AMT)                                  1,000,000       992,580
  St. Louis Park Multifamily Housing
    Revenue (Knollwood Apartments
    Project) 6.25% 12/1/28 (FHA)                        3,855,000     4,011,899
  Stillwater Multifamily Housing
    Revenue (Stillwater Cottages Project)
    Series A 7.00% 11/1/27                              1,000,000       977,280
  Wadena Housing & Redevelopment
    Authority Multifamily Housing
    Revenue (Humphrey Manor East
    Project) 6.00% 2/1/19                               2,045,000     2,048,763
  Washington County Housing &
    Redevelopment Authority
    Governmental Revenue (Briar Pond)
    Series C 7.25% 8/20/34 (GNMA)                         980,000       933,822
  Wells Housing & Redevelopment
    Authority Housing Revenue
    (Broadway Apartments Project)
    7.00% 1/1/19                                          905,000       880,520
  Willmar Housing & Redevelopment
    Authority Multifamily Housing Revenue
    (Highland Apartments-Section 8)
    5.85% 6/1/19                                        1,050,000     1,051,796
                                                                    -----------
                                                                     44,185,548
                                                                    -----------
Municipal Lease Revenue Bonds - 1.73%
  St. Paul Port Authority Lease Revenue
    (Cedar Street Office Building Project)
    5.00% 12/1/22                                       2,500,000     2,668,800
    5.125% 12/1/27                                      1,000,000     1,067,030
    (Robert Street Office Building Project)
    Series 9 5.25% 12/1/27                                725,000       779,223
    (Robert Street Office Building Project)
    5.00% 12/1/27                                       2,000,000     2,110,680
                                                                    -----------
                                                                      6,625,733
                                                                    -----------

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)
                                                      Principal        Market
                                                        Amount         Value
Municipal Bonds (continued)
Political Subdivision General Obligation Bonds - 1.66%
  Dakota County Capital Improvement
    Series A 4.75% 2/1/26                             $ 1,000,000   $ 1,026,380
  Hennepin County Regional Railroad
    Authority 5.00% 12/1/31                             4,030,000     4,202,122
  Ramsey County State Aid Series C
    5.00% 2/1/28                                        1,060,000     1,123,695
                                                                    -----------
                                                                      6,352,197
                                                                    -----------
*Pre-Refunded Bonds - 5.55%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    6.20% 2/1/14-05                                     1,010,000     1,057,096
  Bloomington Tax Increment Bonds
    9.75% 2/1/08-05                                       500,000       539,965
  Faribault Independent School
    District #656 6.10% 6/1/10-04                       1,000,000     1,012,940
  Kenyon Wanamingo Independent
    School District #2172
    6.00% 2/1/18-05 (MBIA)                              2,350,000     2,453,917
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 6.25% 3/1/16-05                            4,400,000     4,631,880
  North St. Paul Maplewood Independent
    School District #622 Series A
    7.10% 2/1/25-05 (FSA)                              10,000,000    10,560,700
  Southern Minnesota Municipal Power
    Agency Supply System Revenue
    Series A 5.75% 1/1/18-16 (MBIA)                     1,000,000     1,024,140
                                                                    -----------
                                                                     21,280,638
                                                                    -----------
Public Power Revenue Bonds - 10.20%
  Chaska Electric Revenue Series A
    6.00% 10/1/25                                       1,000,000     1,073,230
  Northern Minnesota Municipal Power
    Agency Electric System Revenue
    +Series A 5.85% 1/1/09 (AMBAC)                      3,815,000     3,364,639
    Series B 4.75% 1/1/20 (AMBAC)                       2,500,000     2,613,175
  Rochester Electric Utilities Revenue
    5.25% 12/1/30                                       4,915,000     5,161,094
  Shakopee Public Utilities Commission
    Public Utilities Revenue
    5.125% 2/1/26 (MBIA)                                1,000,000     1,039,270
  Southern Minnesota Municipal Power
    Agency Supply System
    Revenue Series A
    5.00% 1/1/12 (AMBAC)                                  500,000       571,105
    5.00% 10/1/13 (MBIA)                                5,820,000     6,633,228
    5.25% 1/1/15 (AMBAC)                                2,160,000     2,501,734
    +5.663% 1/1/19 (MBIA)                               8,210,000     4,315,340
    +6.136% 1/1/21 (MBIA)                               3,000,000     1,408,350
**Southern Minnesota Municipal Power
    Agency Supply System Revenue,
    Inverse Floater ROLs
    Series II-R 189 8.93% 1/1/12 (AMBAC)                1,250,000     1,605,525
    Series II-R-189 9.44% 1/1/14 (AMBAC)                2,000,000     2,641,780
    Series II-R-189 9.44% 1/1/15 (AMBAC)                2,950,000     3,883,439
    Series II-R-189 9.44% 1/1/16 (AMBAC)                1,750,000     2,304,558
                                                                    -----------
                                                                     39,116,467
                                                                    -----------

                                                      Principal        Market
                                                        Amount         Value
Municipal Bonds (continued)
School District General Obligation Bonds - 6.13%
  Bloomington Independent School
    District #271 Series B 5.00% 2/1/17               $ 5,300,000  $  5,808,587
 +Farmington Independent School District
    #192 Capital Appreciation Series B
    5.42% 2/1/20 (FSA)                                  1,650,000       743,804
    5.34% 2/1/21 (FSA)                                  1,500,000       636,645
 +Lakeville Independent School District
    #194 Capital Appreciation Series B
    5.45% 2/1/19 (FSA)                                  8,000,000     3,773,120
 +Mahtomedi Independent School District
    #832 Capital Appreciation Series B
    5.90% 2/1/14 (MBIA)                                 1,540,000     1,063,616
**Rockford Independent School
    District #883, Inverse Floater ROLs
    Series II-R-30-A 10.18% 2/1/23 (FSA)                3,510,000     4,402,558
 +Rosemont Independent School District
    #196 Capital Appreciation Series B
    5.93% 4/1/11 (FSA)                                  2,600,000     2,085,850
    5.96% 4/1/12 (FSA)                                  1,850,000     1,410,403
    6.01% 4/1/13 (FSA)                                  1,915,000     1,385,962
 +Sartell Independent School District
    #748 Capital Appreciation Series B
    5.98% 2/1/13 (MBIA)                                   540,000       391,732
    6.10% 2/1/15 (MBIA)                                 1,075,000       701,470
    6.15% 2/1/16 (MBIA)                                 1,750,000     1,085,403
                                                                    -----------
                                                                     23,489,150
                                                                    -----------
Single Family Housing Revenue Bonds - 1.37%
  Minnesota State Housing Finance
    Agency Single Family Mortgage
    Series A 5.30% 7/1/19                                 840,000       870,576
    Series B 5.35% 1/1/33 (AMT)                         3,000,000     3,106,170
    Series J 5.90% 7/1/28 (AMT)                           920,000       968,006
  St. Louis Park Residential
    Mortgage Revenue Series A
    7.25% 4/20/23 (GNMA)                                  128,000       128,124
  St. Paul Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue Series C
    6.90% 12/1/21 (FNMA)                                  175,000       175,154
                                                                    -----------
                                                                      5,248,030
                                                                    -----------
State General Obligation Bonds - 4.46%
  Minnesota State
    5.00% 11/1/20 (FSA)                                 8,175,000     8,840,527
    5.00% 8/1/21                                        2,400,000     2,595,720
**Minnesota State, Inverse Floater ROLs
    9.04% 11/1/18                                       1,145,000     1,359,287
    9.05% 11/1/16                                       2,420,000     2,934,661
    9.05% 11/1/17                                       1,135,000     1,362,272
                                                                    -----------
                                                                     17,092,467
                                                                    -----------
Tax Increment / Special Assessment Bonds - 2.35%
  Minneapolis Tax Increment Series E
    5.00% 3/1/13                                        6,265,000     6,997,441
  Rochester Tax Increment 6.50% 12/1/04                 1,000,000     1,014,380
  St. Paul Housing & Redevelopment
    Authority Tax Increment (Upper
    Landing Project) Series A
    6.80% 3/1/29                                        1,000,000     1,013,180
                                                                    -----------
                                                                      9,025,001
                                                                    -----------

Statements                                      Delaware Tax-Free Minnesota Fund
  OF NET ASSETS (CONTINUED)
                                                       Principal       Market
                                                         Amount        Value
Municipal Bonds (continued)
Territorial General Obligation Bonds - 1.29%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.125% 7/1/30 (FSA)                               $ 1,000,000  $  1,062,300
    5.125% 7/1/31                                       2,000,000     2,081,760
    5.50% 7/1/19 (MBIA)                                 1,500,000     1,793,385
                                                                   ------------
                                                                      4,937,445
                                                                   ------------
Territorial Revenue Bonds - 1.95%
  Puerto Rico Electric Power Authority
    Revenue Series X
    5.50% 7/1/25                                        3,080,000     3,210,068
  Puerto Rico Public Buildings Authority
    Guaranteed Government Facilities
    Revenue Series D 5.25% 7/1/36                       4,000,000     4,262,120
                                                                   ------------
                                                                      7,472,188
                                                                   ------------
Water & Sewer Revenue Bonds - 2.14%
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series B 4.75% 3/1/19                               2,000,000     2,109,760
**Minnesota Public Facilities Authority
    Water Pollution Control Revenue,
    Inverse Floater ROLs Series II-R-31
    9.42% 3/1/14                                        5,000,000     6,102,050
                                                                   ------------
                                                                      8,211,810
                                                                   ------------
++Variable Rate Demand Notes - 4.24%
  Robbinsdale Health Care
    Facilities Revenue (North
    Memorial Health Care-Tranche I)
    0.90% 5/15/33 (AMBAC)                               5,000,000     5,000,000
  Rochester Healthcare
    0.93% 3/2/04                                        5,750,000     5,750,000
    0.95% 3/1/04                                        5,500,000     5,500,000
                                                                   ------------
                                                                     16,250,000
                                                                   ------------
Total Municipal Bonds (cost $343,334,695)                           369,305,220
                                                                   ------------
                                                       Number of
                                                         Shares
Short-Term Investment - 3.26%
  Federated Minnesota
    Municipal Cash Trust                               12,492,150    12,492,150
                                                                   ------------
Total Short-Term Investment
  (cost $12,492,150)                                                 12,492,150
                                                                   ------------

Total Market Value of Securities - 99.57%
  (cost $355,826,845)                                               381,797,370
Receivables and Other Assets
  Net of Liabilities - 0.43%                                          1,634,326
                                                                   ------------
Net Assets Applicable to 29,858,026
  Shares Outstanding - 100.00%                                     $383,431,696
                                                                   ============

Net Asset Value - Delaware Tax-Free Minnesota Fund
  Class A ($356,372,153 / 27,753,514 Shares)                             $12.84
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Fund
  Class B ($16,117,929 / 1,254,301 Shares)                               $12.85
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Fund
  Class C ($10,941,614 / 850,211 Shares)                                 $12.87
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization-- no par)                               $354,407,330
Undistributed net investment income                                      94,738
Accumulated net realized gain on investments                          2,959,103
Net unrealized appreciation of investments                           25,970,525
                                                                   ------------
Total net assets                                                   $383,431,696
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

 +Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

++The interest rate shown is the rate as of February 29, 2004.

Summary of Abbreviations:
Ambac - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)                                              $12.84
Sales charge (4.50% of offering price,
  or 4.75% of amount invested per share) (B)                               0.61
                                                                         ------
Offering price                                                           $13.45
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Delaware Minnesota Municipal Bond Funds
  OF OPERATIONS                   Six Months Ended February 29, 2004 (Unaudited)

                                                                     Delaware
                                                                     Tax-Free
                                                                  Minnesota Fund
Investment Income:
  Interest                                                          $10,675,583
                                                                    -----------

Expenses:
  Management fees                                                     1,023,070
  Distribution expense -- Class A                                       431,862
  Distribution expense -- Class B                                        81,515
  Distribution expense -- Class C                                        51,700
  Dividend disbursing and transfer agent fees and expenses              131,080
  Accounting and administration expenses                                 72,426
  Legal and professional fees                                            44,029
  Reports and statements to shareholders                                 24,996
  Registration fees                                                      21,000
  Custodian fees                                                          9,990
  Trustees' fees                                                          9,600
  Other                                                                  25,955
                                                                    -----------
                                                                      1,927,223
                                                                    -----------
  Less expenses absorbed or waived                                           --
  Less waiver of distribution expenses-- Class A                             --
  Less expenses paid indirectly                                          (5,185)
                                                                    -----------
  Total expenses                                                      1,922,038
                                                                    -----------
Net Investment Income                                                 8,753,545
                                                                    -----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                             3,077,830
  Net change in unrealized appreciation/depreciation
    of investments                                                   13,600,257
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      16,678,087
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $25,431,632
                                                                    ===========

See accompanying notes

Statements                               Delaware Minnesota Municipal Bond Funds
  OF CHANGES IN NET ASSETS

                                                                                               Delaware Tax-Free
                                                                                                Minnesota Fund

                                                                                           Six Months        Year
                                                                                             Ended           Ended
                                                                                            2/29/04         8/31/03
                                                                                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:
    Net investment income                                                                $  8,753,545    $  8,376,638
    Net realized gain on investments                                                        3,077,830       4,703,590
    Net change in unrealized appreciation/depreciation of investments                      13,600,257      (9,247,345)
                                                                                         ------------    ------------
    Net increase in net assets resulting from operations                                   25,431,632      13,832,883
                                                                                         ------------    ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                (8,413,351)    (17,359,077)
    Class B                                                                                  (335,695)       (721,989)
    Class C                                                                                  (212,413)       (387,137)

  Net realized gain on investments:
    Class A                                                                                (4,548,007)       (252,735)
    Class B                                                                                  (220,980)        (12,269)
    Class C                                                                                  (133,256)         (5,766)
                                                                                         ------------    ------------
                                                                                          (13,863,702)    (18,738,973)
                                                                                         ------------    ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                14,698,809      20,342,994
    Class B                                                                                   691,807       2,106,724
    Class C                                                                                 1,045,711       3,551,273

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                 8,804,509      10,937,095
    Class B                                                                                   401,928         495,977
    Class C                                                                                   275,370         299,072
                                                                                         ------------    ------------
                                                                                           25,918,134      37,733,135
                                                                                         ------------    ------------
  Cost of shares repurchased:
    Class A                                                                               (17,898,593)    (43,234,963)
    Class B                                                                                (1,875,556)     (3,026,712)
    Class C                                                                                  (864,665)     (1,226,713)
                                                                                         ------------    ------------
                                                                                          (20,638,814)    (47,488,388)
                                                                                         ------------    ------------
Increase (decrease) in net assets derived from capital share transactions                   5,279,320      (9,755,253)
                                                                                         ------------    ------------
Net Increase (Decrease) in Net Assets                                                      16,847,250     (14,661,343)

Net Assets:
  Beginning of period                                                                     366,584,446     381,245,789
                                                                                         ------------    ------------
  End of period (including undistributed (distributions in excess of)
    net investment income of $94,738 and ($22,418) for
    Delaware Tax-Free Minnesota Fund and $0 and $0 for
    Delaware Tax-Free Minnesota Insured Fund)                                            $383,431,696    $366,584,446
                                                                                         ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                            Delaware Tax-Free Minnesota Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $12.450     $12.610      $12.570     $12.120      $12.230     $13.020

Income (loss) from investment operations:
Net investment income                                           0.308       0.622        0.634       0.615        0.617       0.628
Net realized and unrealized gain (loss) on investments          0.558      (0.148)       0.037       0.450       (0.110)     (0.752)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.866       0.474        0.671       1.065        0.507      (0.124)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.308)     (0.625)      (0.631)     (0.615)      (0.617)     (0.626)
Net realized gain on investments                               (0.168)     (0.009)          --          --           --      (0.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.476)     (0.634)      (0.631)     (0.615)      (0.617)     (0.666)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.840     $12.450      $12.610     $12.570      $12.120     $12.230
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 7.06%       3.80%        5.54%       9.02%        4.39%      (1.06%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $356,372    $340,029     $356,522    $363,033     $355,573    $394,144
Ratio of expenses to average net assets                         0.98%       0.97%        0.98%       1.00%        1.01%       0.94%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.98%       0.97%        0.98%       1.00%        1.06%       0.94%
Ratio of net investment income to average net assets            4.93%       4.90%        5.11%       5.00%        5.20%       4.89%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.93%       4.90%        5.11%       5.00%        5.15%       4.89%
Portfolio turnover                                                23%         27%          13%         10%          35%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                            Delaware Tax-Free Minnesota Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $12.460     $12.620      $12.580     $12.120      $12.240     $13.020

Income (loss) from investment operations:
Net investment income                                           0.260       0.529        0.540       0.523        0.525       0.527
Net realized and unrealized gain (loss) on investments          0.558      (0.150)       0.037       0.460       (0.120)     (0.740)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.818       0.379        0.577       0.983        0.405      (0.213)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.260)     (0.530)      (0.537)     (0.523)      (0.525)     (0.527)
Net realized gain on investments                               (0.168)     (0.009)      --          --           --          (0.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.428)     (0.539)      (0.537)     (0.523)      (0.525)     (0.567)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.850     $12.460      $12.620     $12.580      $12.120     $12.240
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.66%       3.02%        4.75%       8.29%        3.50%      (1.74%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $16,118     $16,394      $17,043     $15,927      $13,412     $13,312
Ratio of expenses to average net assets                         1.73%       1.72%        1.73%       1.75%        1.76%       1.69%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.73%       1.72%        1.73%       1.75%        1.81%       1.69%
Ratio of net investment income to average net assets            4.18%       4.15%        4.36%       4.25%        4.45%       4.14%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.18%       4.15%        4.36%       4.25%        4.40%       4.14%
Portfolio turnover                                                23%         27%          13%         10%          35%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding
throughout each period were as follows:
                                                                            Delaware Tax-Free Minnesota Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/29/04(1)   8/31/03    8/31/02(2)    8/31/01      8/31/00     8/31/99
                                                            (Unaudited)
Net asset value, beginning of period                          $12.480     $12.640      $12.590     $12.140      $12.250     $13.040

Income (loss) from investment operations:
Net investment income                                           0.260       0.529        0.540       0.523        0.527       0.536
Net realized and unrealized gain (loss) on investments          0.558      (0.151)       0.047       0.450       (0.110)     (0.756)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.818       0.378        0.587       0.973        0.417      (0.220)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.260)     (0.529)      (0.537)     (0.523)      (0.527)     (0.530)
Net realized gain on investments                               (0.168)     (0.009)      --          --           --          (0.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.428)     (0.538)      (0.537)     (0.523)      (0.527)     (0.570)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $12.870     $12.480      $12.640     $12.590      $12.140     $12.250
                                                              =======     =======      =======     =======      =======     =======

Total return(3)                                                 6.64%       3.01%        4.82%       8.20%        3.60%      (1.80%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $10,942     $10,161       $7,682      $6,042       $6,156      $6,814
Ratio of expenses to average net assets                         1.73%       1.72%        1.73%       1.75%        1.76%       1.69%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.73%       1.72%        1.73%       1.75%        1.81%       1.69%
Ratio of net investment income to average net assets            4.18%       4.15%        4.36%       4.25%        4.45%       4.14%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.18%       4.15%        4.36%       4.25%        4.40%       4.14%
Portfolio turnover                                                23%         27%          13%         10%          35%         17%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. An expense limitation was in effect for all classes through August 31, 2001. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS                February 29, 2004 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the period ended February 29, 2004 were as follows:

                                                               Delaware Tax-Free
                                                                Minnesota Fund
                                                               -----------------
Commission Reimbursements                                          $4,467
Earnings credits                                                      718

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other
   Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:
                                                               Delaware Tax-Free
                                                                Minnesota Fund
                                                               -----------------
On the first $500 million                                           0.550%
On the next $500 million                                            0.500%
On the next $1.5 billion                                            0.450%
In excess of $2.5 billion                                           0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below:
                                                               Delaware Tax-Free
                                                                Minnesota Fund
                                                               -----------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                                            0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2004 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At February 29, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:
                                                               Delaware Tax-Free
                                                                Minnesota Fund
                                                               -----------------
Investment management
  fee payable to DMC                                                $25,624
Dividend disbursing,
  transfer agent fees,
  accounting  and other
  expenses payable to DSC                                            30,762
Other expenses payable to
  DMC and affiliates*                                                 6,663

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

For the period ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:
                                                               Delaware Tax-Free
                                                                 Minnesota Fund
                                                               -----------------
                                                                   $233,658

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

Certain internal legal expenses are allocated to the Funds. For the period ended February 29, 2004, the Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and the Delaware Minnesota High-Yield Municipal Bond Fund had costs of $17,229, $11,931, $3,345, and $2,710, respectively.

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:
                                                            Delaware Tax-Free
                                                              Minnesota Fund
                                                            -----------------
Purchases other than
  short-term investments                                        $41,564,376
Sales other than
  short-term investments                                        $66,204,343

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each fund were as follows:
                                                            Delaware Tax-Free
                                                              Minnesota Fund
                                                            -----------------
Cost of investments                                           $355,579,797
                                                              ============
Aggregate unrealized appreciation                             $ 27,108,302
Aggregate unrealized depreciation                                 (890,726)
                                                              ------------
Net unrealized appreciation                                   $ 26,217,576
                                                              ============

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the periods ended February 29, 2004 and August 31, 2003 was as follows:
                                                            Delaware Tax-Free
                                                              Minnesota Fund
                                                            -----------------
Period ended 2/29/04
--------------------
Tax-exempt income                                              $ 8,961,459
Long-term capital gain                                           4,902,243
                                                               -----------
Total                                                          $13,863,702
                                                               ===========
Year ended 8/31/03
------------------
Tax-exempt income                                              $18,468,203
Long-term capital gain                                             270,770
                                                               -----------
Total                                                          $18,738,973
                                                               ===========
As of February 29, 2004, the components of net assets on a tax basis were as follows:
                                                            Delaware Tax-Free
                                                              Minnesota Fund
                                                            -----------------
Shares of beneficial interest                                 $354,407,330
Undistributed ordinary income                                       94,738
Undistributed long-term capital gain                             3,283,402
Net realized capital losses on investments                              --
Capital loss carryforwards                                              --
Unrealized appreciation (depreciation)
  of investments                                                25,646,226
                                                              ------------
Net assets                                                    $383,431,696
                                                              ============

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)




4. Dividend and Distribution Information (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                            Delaware Tax-Free
                                                                Minnesota
Year of Expiration                                             Insured Fund
------------------                                          -----------------
    2004                                                          $ 13,413
    2005                                                                --
    2006                                                                --
    2007                                                                --
    2008                                                           589,183
    2009                                                           114,085
    2010                                                                --
    2011                                                                --
                                                                  --------
    Total                                                         $716,681
                                                                  ========

5. Capital Shares
Transactions in capital shares were as follows:
                                                         Delaware Tax-Free
                                                          Minnesota Fund
                                                    -------------------------
                                                     Six Months        Year
                                                       Ended           Ended
                                                      2/29/04         8/31/03
                                                    (Unaudited)
Shares sold:
  Class A                                            1,161,007      1,598,089
  Class B                                               54,744        165,696
  Class C                                               82,493        279,810

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                              695,486        865,142
  Class B                                               31,739         39,201
  Class C                                               21,712         23,598
                                                    ----------     ----------
                                                     2,047,181      2,971,536
                                                    ----------     ----------

Shares repurchased:
  Class A                                           (1,413,550)    (3,414,536)
  Class B                                             (148,007)      (239,163)
  Class C                                              (68,368)       (96,819)
                                                    ----------     ----------
                                                    (1,629,925)    (3,750,518)
                                                    ----------     ----------
Net increase (decrease)                                417,256       (778,982)
                                                    ==========     ==========

Notes                                    Delaware Minnesota Municipal Bond Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares (continued)
For the periods ended February 29, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                           Period Ended                                   Year Ended
                                                              2/29/04                                       8/31/03
                                                  -------------------------------               -------------------------------
                                                  Class B     Class A                           Class B     Class A
                                                  shares      shares      Amount                shares      shares      Amount
Delaware Tax-Free Minnesota Fund                  56,671      56,715     $718,818               33,800       33,825    $439,727

6. Line of Credit
Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statements of Net Assets.

8. Contractual Obligations
The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                         Contact Information
Walter P. Babich                               Jude T. Driscoll                            Investment Manager
Board Chairman                                 Chairman                                    Delaware Management Company
Citadel Construction Corporation               Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                            Philadelphia, PA
                                                                                           International Affiliate
John H. Durham                                 Joseph H. Hastings                          Delaware International Advisers Ltd.
Private Investor                               Executive Vice President and                London, England
Gwynedd Valley, PA                             Chief Financial Officer
                                               Delaware Investments Family of Funds        National Distributor
Anthony D. Knerr                               Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                          Philadelphia, PA
                                               Richelle S. Maestro
Anthony Knerr & Associates                     Senior Vice President,                      Shareholder Servicing, Dividend
New York, NY                                   Chief Legal Officer and Secretary           Disbursing and Transfer Agent
                                               Delaware Investments Family of Funds        Delaware Service Company, Inc.
Ann R. Leven                                   Philadelphia, PA                            2005 Market Street
Former Treasurer/Chief Fiscal Officer                                                      Philadelphia, PA 19103-7094
National Gallery of Art                        Michael P. Bishof
Washington, DC                                 Senior Vice President and Treasurer         For Shareholders
                                               Delaware Investments Family of Funds        800 523-1918
Thomas F. Madison                              Philadelphia, PA
President and Chief Executive Officer                                                      For Securities Dealers and Financial
MLM Partners, Inc.                                                                         Institutions Representatives Only
Minneapolis, MN                                                                            800 362-7500

Janet L. Yeomans                                                                           Web site
Vice President/Mergers & Acquisitions                                                      www.delawareinvestments.com
3M Corporation
St. Paul, MN

                                               --------------------------------------------------------------------------------
                                               A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at
                                               http://www.delawareinvestments.com; and (iii) on the Commission's website at
                                               http://www.sec.gov.; and beginning no later than August 31, 2004, information
                                               (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
                                               (i) through the Fund's website at http://www.delawareinvestments.com; and (ii)
                                               on the Commission's website at http://www.sec.gov.
                                               --------------------------------------------------------------------------------




(8624)                                                                                                            Printed in the USA
SA-MNALL [2/04] IVES 4/04                                                                                                      J9627

Item 2.    Code of Ethics

           Not applicable.

Item 3.    Audit Committee Financial Expert

           Not applicable.

Item 4.    Principal Accountant Fees and Services

           Not applicable.

Item 5.    Audit Committee of Listed Registrants

           Not applicable.

Item 6.    [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

           Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

           Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders

           Not applicable.

Item 10.   Controls and Procedures

           The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

           There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

(a)  (1)   Code of Ethics

           Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

           Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Voyageur Tax Free Funds

         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 27, 2004


         Joseph H. Hastings
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    April 27, 2004